Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1		$ 1,000,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3		9.50
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4		285,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6		1.49
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7		600,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9		4.69
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10		1,885,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1	1,000,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3	9.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4	285,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6	1.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7	150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8	1.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9	1.88
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10	150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11	1.75
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12	1.88
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13	200,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14	2.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15	1.88
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16	150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18	1.97
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19	150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20	0.50
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21	1.97
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22	150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23	0.75
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24	1.97
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25	15,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27	1.98
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28	600,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30	4.19
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 31	50,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 32	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 33	4.51
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 34	20,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 35	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 36	1.51
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 37	90,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 38	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 39	1.54
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 40	30,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 41	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 42	2.67
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 43	150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 44	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 45	4.75
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 46	$ 3,190,000